Identification and activities of the Company and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Identification And Activities Of The Company And Subsidiaries
Schedule of information about employees
As of December 31, 2023, and 2022, the workforce was as follows:

	As of December 31, 2023			As of December 31, 2022
Employees	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
Executives	33	137	170	32	128	160
Professionals	190	2,663	2,853	177	2,506	2,683
Technicians and operators	364	4,295	4,659	309	3,845	4,154
Total	587	7,095	7,682	518	6,479	6,997

	As of December 31, 2023			As of December 31, 2022
Place of work	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
In Chile	587	6,447	7,034	518	6,015	6,533
Outside Chile	—	648	648	—	464	464
Total	587	7,095	7,682	518	6,479	6,997

Schedule of shareholders stock and ownership percentage	The following
information is derived from our registry and reports managed by the DCV and informed to the CMF and the Chilean Stock Exchange:

Shareholders as of December 31, 2023	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
Inversiones TLC SpA	62,556,568	43.80%	—	—	21.90%
The Bank of New York Mellon, ADRs	—	—	46,174,681	32.33%	16.17%
Sociedad de Inversiones Pampa Calichera S.A.	42,640,389	29.86%	1,611,227	1.13%	15.49%
Potasios de Chile S.A.	18,179,147	12.73%	—	—	6.36%
Banco de Chile on behalf of State Street	—	—	11,744,230	8.22%	4.11%
AFP Habitat S.A.	603,789	0.42%	9,991,619	7.00%	3.71%
Global Mining Spa	8,798,539	6.16%	—	—	3.08%
Banco Santander on behalf of foreign investors	—	—	8,499,930	5.95%	2.98%
AFP Provida S.A.	—	—	8,299,626	5.81%	2.91%
AFP Cuprum S.A.	—	—	7,979,983	5.59%	2.79%
AFP Capital S.A.	—	—	7,525,912	5.27%	2.63%
Banco De Chile on behalf of Citi NA New York.	67,463	0.05%	6,399,986	4.44%	2.24%

Shareholders as of December 31, 2022	No. of Series A	% of Series A shares	No. of Series B	% of Series B shares	% of total shares
The Bank of New York Mellon, ADRs	—	—	64,555,045	45.20%	22.60%
Inversiones TLC Spa (1)	62,556,568	43.80%	—	—	21.90%
Sociedad de Inversiones Pampa Calichera S.A. (2)	43,133,789	30.20%	1,611,227	1.13%	15.66%
Potasios De Chile S.A.	18,179,147	12.73%	—	—	6.36%
Banco de Chile via State Street	79,265	0.06%	10,979,388	7.69%	3.87%
AFP Habitat S.A.	—	—	9,504,885	6.66%	3.33%
Inv. Global Mining Chile Ltda.	8,798,539	6.16%	—	—	3.08%
Banco Santander via foreign investor accounts	545,729	0.38%	8,181,775	5.73%	3.06%
AFP Cuprum S.A.	—	—	6,535,039	4.58%	2.29%
Banco de Chile non-resident third party accounts	62,829	0.04%	6,181,476	4.33%	2.19%
AFP Capital S.A.	—	—	5,652,982	3.96%	1.98%
AFP Provida S.A.	—	—	5,263,361	3.69%	1.84%
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(1)As reported by DCV, which records the Company’s shareholders’ register as of December 31, 2023 and 2022 Inversiones TLC SpA, a subsidiary wholly owned by Tianqi Lithium Corporation, is the direct owner of 62,556,568 Series A shares of the Company equivalent to 21.90% of SQM’s shares. In addition, as reported by Tianqi Lithium Corporation, it owns 748,490 Series B shares as reported by Inversiones TLC SpA. Accordingly, as of December 31, 2023, and 2022, Tianqi Lithium Corporation owns 22.16% of SQM's shares through Series A shares and ADS of Series B shares.
(2)As of December 31, 2023, and 2022, Sociedad de Inversiones Pampa Calichera S.A. owned 46,600,458 Series A and B shares; 2,348,842 Series A shares held in custody by stockbrokers.